Net Loss per Share	12 Months Ended
Dec. 31, 2023
Net Loss Per Share
Net Loss per Share

(16)Net Loss Per Share

Basic net loss per share is computed by dividing the net loss attributable to common stockholders by the weighted-average number of common shares outstanding for the period. During periods where we might earn net income, we would allocate to participating securities a proportional share of net income determined by dividing total weighted-average participating securities by the sum of the total weighted-average common shares and participating securities (the “two-class method”). Our preferred stock, if any, participates in any dividends declared by us and are therefore considered to be participating securities. Participating securities have the effect of diluting both basic and diluted earnings per share during periods of income. During periods where we incurred net losses, we allocate no loss to participating securities because they have no contractual obligation to share in our losses. We computed diluted loss per common share after giving consideration to the dilutive effect of stock options and warrants that are outstanding during the period, except where such nonparticipating securities would be antidilutive. Because we have reported net losses for the years ended December 31, 2023 and 2022, diluted net loss per common share is the same as basic net loss per common share for those periods.

The following potentially dilutive securities (in common stock equivalent shares) have been excluded from the computation of diluted weighted-average shares outstanding because such securities have an antidilutive impact due to losses reported:

	December 31,
	2023	2022
Preferred stock	4,015,002	12,330,395
Preferred stock warrants	—	2,878,519
Public and private warrants	14,215,112	—
Options to purchase common stock	3,666,234	1,671,076
	21,896,348	16,879,990

As described in Note (14) Convertible Preferred Stock, the triggering of the anti-dilution feature resulting from the B-2 Preferred Stock Financing decreased the conversion prices applicable to all outstanding shares for previously issued preferred stock. As a result, a deemed dividend to the preferred stockholders of $2,981 was recorded as an increase in the net loss attributable to common stockholders reflected in our consolidated statement of operations for the year ended December 31, 2023. This deemed dividend increased the net loss per common share by $0.32 for the year ended December 31, 2023.